Fair Value of Warrants - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Fair value of warrants issue price	$ 9.70	$ 9.60		$ 33.80
Minimum
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.60	$ 9.60	$ 31.60	$ 11.90	$ 4.80
Maximum
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.70	$ 33.80	$ 33.80	$ 33.80	$ 11.90